Fair value of financial instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value of financial instruments

(6) Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts of the Company’s cash equivalents, accounts receivable and accounts payable approximate fair value due to their relatively short maturities. The Company classifies its cash equivalents, which are comprised primarily of money market funds, within Level 1, as it uses quoted market prices in the determination of fair value.

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy (in thousands):

	September 30, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and cash equivalents	$	$	$	$

Total	$	$	$	$

	December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and cash equivalents	$28,035	$28,035	$—	$—

Total	$28,035	$28,035	$—	$—

The carrying values and fair values of the Company’s financial instruments not measured at fair value were as follows (in thousands):

	September 30, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt, including current maturities	$	$	$19,827	$21,392

The Company estimated the fair value of its long-term debt using a market-based approach that considers an average cost of debt. The Company has incorporated its own credit risk for all liability fair value measurements. Such fair value measurements are considered Level 2 under the fair value hierarchy.

The Company did not have any transfers of financial assets measured at fair value on a recurring basis to or from Level 1, Level 2 or Level 3 for any of the periods presented.

(6) Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts of the Company’s cash equivalents, accounts receivable and accounts payable approximate fair value due to their relatively short maturities.

The Company classifies its cash equivalents, which are comprised primarily of money market funds, within Level 1, as it uses quoted market prices in the determination of fair value.

During April 2018, the Company issued notes receivable that include embedded derivative features that were determined to require bifurcation and separate accounting at estimated fair value (see Note 17 of these consolidated financial statements). The Company estimated the fair value of the embedded derivative based on the estimated cash flows associated with the note receivable, which is a technique using Level 3 inputs. The inputs used to determine the estimated fair value of the embedded derivative instrument include the probability of an underlying event triggering the redemption event and its timing prior to the maturity date of the notes receivable. The fair value measurement is based upon significant inputs not observable in the market. These assumptions are inherently subjective and involve significant management judgement.

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy (in thousands):

	December 31, 2018	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Assets
Cash and cash equivalents	$27,439	$27,439	$—	$—
Convertible note derivative	218	—	—	218

Total	$27,657	$27,439	$—	$218

	December 31, 2019	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Assets
Cash and cash equivalents	$28,035	$28,035	$—	$—

Total	$28,035	$28,035	$—	$—

The carrying values and fair values of the Company’s financial instruments not measured at fair value were as follows (in thousands):

	December 31,
	2018		2019
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt, including current maturities	$19,763	$26,106	$19,827	$21,392

The Company estimated fair value of its long-term debt using a market-based approach that considers an average cost of debt. The Company has incorporated its own credit risk for all liability fair value measurements. Such fair value measurements are considered Level 2 under the fair value hierarchy.

The Company did not have any transfers of financial assets measured at fair value on a recurring basis to or from Level 1, Level 2 or Level 3 for any of the periods presented.